Document and Entity Information	Jul. 19, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001449488
Document Type	8-K
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	CSI Compressco LP
Entity Incorporation State Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	1735 Hughes Landing Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false